Filed with the U.S. Securities and Exchange Commission on February 13, 2019

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	756	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	757	[	X	]

(Check appropriate box or boxes)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 756 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 753 on Form N‑1A filed on January 28, 2019.  This PEA No. 756 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 753 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 756 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California on February 13, 2019.

Professionally Managed Portfolios

By:
      Elaine E. Richards
      President

 Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 756 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Kathleen T. Barr*	Trustee	February 13, 2019
Kathleen T. Barr

Dorothy A. Berry*	Trustee	February 13, 2019
Dorothy A. Berry

Wallace L. Cook*	Trustee	February 13, 2019
Wallace L. Cook

Eric W. Falkeis*	Trustee	February 13, 2019
Eric W. Falkeis

Carl A. Froebel*	Trustee	February 13, 2019
Carl A. Froebel

Steven J. Paggioli*	Trustee	February 13, 2019
Steven J. Paggioli

	President and Principal	February 13, 2019
Elaine E. Richards	Executive Officer

/s/ Aaron J. Perkovich*	Vice President, Treasurer and Principal Financial and	February 13, 2019
Aaron J. Perkovich	Accounting Officer

*By:		February 13, 2019
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE